Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	$ 88,388,569	$ 85,011,567	$ 81,308,749
Export revenue	11,380,927	13,502,710	10,050,108
Abroad revenue	1,987,685	2,768,056	2,915,378
Total revenue	101,757,181	101,282,333	94,274,235
Radio - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	841,437	920,009	851,140
Total revenue	841,437	920,009	851,140
Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	101,757,181	101,282,333	94,274,235
Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	(5,387,894)	(4,803,974)	(3,326,363)
Abroad revenue	(6,168)	(8,117)	(17,831)
Total revenue	(5,394,062)	(4,812,091)	(3,344,194)
Reportable segments
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	106,309,806	105,174,415	96,767,289
Reportable segments | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	92,935,026	88,895,532	83,783,972
Export revenue	11,380,927	13,502,710	10,050,108
Abroad revenue	1,993,853	2,776,173	2,933,209
Total revenue	106,309,806	105,174,415	96,767,289
Reportable segments | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(5,391,093)	(4,804,678)	(3,334,065)
Cable
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	41,701,982	36,233,042	33,048,310
Cable | Operating segment | Digital TV Service
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	16,298,079	14,281,536	12,978,715
Total revenue	16,298,079	14,281,536	12,978,715
Cable | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,507,831	1,260,117	817,330
Total revenue	1,507,831	1,260,117	817,330
Cable | Operating segment | Broadband Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	14,544,473	13,034,172	11,357,448
Total revenue	14,544,473	13,034,172	11,357,448
Cable | Operating segment | Telephony
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	3,658,121	2,588,767	2,944,263
Total revenue	3,658,121	2,588,767	2,944,263
Cable | Operating segment | Other Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	801,937	544,347	522,003
Total revenue	801,937	544,347	522,003
Cable | Operating segment | Enterprise Operations
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	4,626,396
Abroad revenue	265,145
Total revenue	4,891,541
Cable | Operating segment | Telecommunications Networks
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue		4,361,586	4,173,146
Abroad revenue		162,517	255,405
Total revenue		4,524,103	4,428,551
Cable | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	5,289,996	4,577,513	3,062,826
Cable | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(591,618)	(560,186)	(225,755)
Sky
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	21,347,078	22,002,216	22,196,629
Sky | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	953,634	968,853	651,689
Total revenue	953,634	968,853	651,689
Sky | Operating segment | DTH Broadcast Satellite TV
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	18,918,077	19,478,307	19,810,392
Abroad revenue	1,359,079	1,374,849	1,534,681
Total revenue	20,277,156	20,853,156	21,345,073
Sky | Operating segment | Pay-Per-View
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	98,539	152,129	199,867
Abroad revenue	17,749	28,078
Total revenue	116,288	180,207	199,867
Sky | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	9,232,152	9,971,318	9,894,292
Sky | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(437,275)	(420,979)	(127,129)
Content
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	35,060,534	39,223,668	33,997,220
Content | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	19,236,014	20,932,533	20,366,184
Export revenue	223,434	222,369	262,734
Abroad revenue			90,164
Total revenue	19,459,448	21,154,902	20,719,082
Content | Operating segment | Network Subscription Revenue
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	3,832,716	3,500,375	2,704,998
Export revenue	1,160,459	1,313,907	1,353,090
Total revenue	4,993,175	4,814,282	4,058,088
Content | Operating segment | Licensing and Syndication
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,794,636	1,437,081	949,440
Export revenue	8,813,275	11,817,403	8,270,610
Total revenue	10,607,911	13,254,484	9,220,050
Content | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(3,589,407)	(3,162,091)	(2,445,233)
Other Businesses
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	8,200,212	7,715,489	7,525,130
Other Businesses | Operating segment | Gaming
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	2,974,284	2,676,384	2,852,013
Total revenue	2,974,284	2,676,384	2,852,013
Other Businesses | Operating segment | Soccer, Sports and Show Business
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,821,605	1,639,073	1,447,731
Export revenue	1,182,972	145,462	118,424
Total revenue	3,004,577	1,784,535	1,566,155
Other Businesses | Operating segment | Publishing - Magazines
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	393,763	550,777	460,045
Abroad revenue	18,076	104,281	366,897
Total revenue	411,839	655,058	826,942
Other Businesses | Operating segment | Publishing - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	246,309	482,943	614,478
Abroad revenue	23,461	181,514	454,886
Total revenue	269,770	664,457	1,069,364
Other Businesses | Operating segment | Publishing Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	337,685	270,624	286,500
Abroad revenue		40,148	62,177
Total revenue	337,685	310,772	348,677
Other Businesses | Operating segment | Feature Film Production and Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	890,927	735,928	647,730
Export revenue	787	3,569	45,250
Abroad revenue	310,343	884,786	168,999
Total revenue	1,202,057	1,624,283	861,979
Other Businesses | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	$ (772,793)	$ (661,422)	$ (535,948)